Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Effective January 1, 2026, the maximum automatic contribution rate under the Contribution Accelerator program was increased from 14% to 15%. Also, effective January 1, 2026, the Plan adopted several Plan provision changes including:

i.the adoption of SECURE Act 2.0 provisions to automatically treat catch-up contributions as Roth contributions for employees whose prior year wages exceeded $150,000 (based on 2025 wages);
ii.the implementation of a one-year waiting period for company matching contributions for employees first hired after December 31, 2025 with entry dates annually on January 1 and July 1 (not applicable to rehires first hired before January 1, 2026);
iii.immediate vesting of company matching contributions made after December 31, 2025;
iv.the transition from a safe harbor plan design; and
v.the adoption of an Automatic Contribution Arrangement.

In addition, the assets of the Allegiance Benefits Plan Management, Inc. 401(k) Plan were merged into the Plan effective January 2, 2026.